Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories

NOTE 4 - Inventories

As of December 31, 2017, and 2016, inventories consisted of the following:

	December 31,
	2017	2016

Satellite equipment for sale under construction	$197,645	$197,645
Parts	11,029	11,029
Supplies	5,540	6,437
	214,214	215,111
Allowance for inventory loss	(5,540)	(5,382)
Net	$208,674	$209,729